Equity compensation plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Equity compensation plans
Number of shares authorized for future grants under all share plans	3,277
Equity Compensation
Total equity compensation	$ 6,602	$ 7,127	$ 9,654
Related income tax benefit	1,518	1,782	3,241
Cost of revenues
Equity Compensation
Total equity compensation	965	824	1,541
Research and development
Equity Compensation
Total equity compensation	2,300	2,534	3,107
Selling, general and administrative
Equity Compensation
Total equity compensation	$ 3,337	$ 3,769	$ 5,006